28. Financial Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2017
Financial Income Expenses Tables
Financial Income (Expenses)
	2017	2016	2015
Financial expenses
Interest and charges on borrowings and financing – local currency (i)	(289,780)	(317,379)	(326,315)
Interest and charges on borrowings and financing – foreign currency	(119,100)	(113,268)	(127,352)
Other financial expenses (ii)	(97,533)	(86,372)	(149,902)
Income tax over international remittance	(17,901)	(18,823)	(20,389)
Inflation adjustment on borrowings and financing (iii)	(62,787)	(121,036)	(171,735)
Inflation adjustment on Sabesprev Mais deficit	-	(891)	(1,529)
Other inflation adjustments (iv)	(50,941)	(48,634)	(20,594)
Interest and inflation adjustments on provisions (v)	(50,238)	(133,488)	(41,916)
Total financial expenses	(688,280)	(839,891)	(859,732)

Financial income
Inflation adjustment gains (vi)	89,010	152,154	166,887
Income on short-term investments (vii)	195,992	209,376	170,551
Interest income (viii)	57,166	99,068	44,358
Cofins and Pasep	(16,366)	(23,535)	(7,947)
Other	442	11,647	21,385
Total financial income	326,244	448,710	395,234

Financial income (expenses), net before exchange rate changes	(362,036)	(391,181)	(464,498)

Net exchange gains (losses)
Exchange rate changes on borrowings and financing (ix)	(96,300)	1,090,466	(1,992,019)
Other exchange rate changes	(54)	(209)	(720)
Exchange gains	336	371	775
Exchange rate changes, net	(96,018)	1,090,628	(1,991,964)

Financial income (expenses), net	(458,054)	699,447	(2,456,462)

(i)      Interest expenses on loans and financing in local currency decreased mainly as a result of the variation of floating interest rates that remunerate these agreements. The main variations were in the average CDI and TJLP, of 9.9% and 7.0%, respectively, in 2017 (14.0% and 7.5%, respectively, in 2016).

(ii)    The variation in other financial expenses is mainly a result of the increase in expenses with the present value adjustment of long-term liabilities and funding costs related to loans and financing. In 2016, other financial expenses decreased, especially due to the lower accounting of interest of the PPP agreement of Sistema Produtor Alto Tietê – CAB – SPAT.

(iii)   The monetary variation derives mainly from the lower variation of the IPCA in 2017, versus 2016 (2.95% and 6.29%, respectively). The exposures to this rate are shown in Note  5.1 (d). In 2016, the inflation adjustment derives mainly from the lower variation of the IPCA in 2016, versus 2015 (6.29% and 10.67%, respectively).

(iv)  Expenses mainly related to inflation adjustments related to the commitments required by public-private partnerships, program contracts commitments and agreements. In 2016, the increase was essentially due to the restatement of liabilities related to the commitments required by public-private partnerships and leases.

(v)     The decrease arises from the decline in the rate practiced by the Court, from 7.39% in 2016 to 1.94% in 2017. In 2016, the variation was mainly due to the recognition of higher interest and inflation adjustment on the 2016 lawsuits, due to the revision of the estimated probability of loss, arising from decisions that were unfavorable to the Company.

(vi)   The monetary variation gains decrease due to the lower restatement of the agreement entered into with the São Paulo State Government (GESP) in 2017 and the reduction in the National Consumer Price Index (INPC), used to restate escrow deposits.

(vii)  The decrease is a result of the decrease in the CDI rate, of 13.75% p.a. in 2016 and 6.89% p.a. in 2017. In 2016, the increase is due to the higher average balance of investments compared to 2015.

(viii) The R$ 39,567 decrease in interest income arises mainly from the recognition of present value adjustment on new installment payment agreements entered into with customers in 2017. In 2016, the R$54,710 increase in interest income is essentially due to lower interest on installment agreements in 2015.

 (ix)  The change in expenses mainly reflects the appreciation of the U.S. dollar and the Yen against the Real in 2017 (1.5% and 5.3%, respectively), compared to the depreciation presented in 2016 (16.5% and 13.9%, respectively). In 2016, the change in expenses mainly reflects the depreciation of the U.S. dollar against the real in 2016 (16.5% and 13.9%, respectively), compared to the appreciation presented in 2015 (47.0% and 45.9%, respectively).